Property and Equipment	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Property and Equipment
7 Property and Equipment
Movements in the carrying amount of property and equipment were as follows:

In thousands of USD	Buildings	Technical equipment and machinery	Transportation equipment, office equipment and other equipment	Right of use assets - Office and Warehouse	Total
Cost
Balance as of January 1, 2022	2,389	3,733	17,616	24,676	48,414
Additions	878	3,051	7,218	10,391	21,538
Lease modifications	—	—	—	(2,901)	(2,901)
Disposals	(31)	—	(67)	—	(98)
Effect of translation	(409)	(582)	(2,559)	(3,780)	(7,330)
Balance as of December 31, 2022	2,827	6,202	22,208	28,386	59,623
Additions	141	196	1,577	1,030	2,944
Lease modifications	—	—	—	(5,348)	(5,348)
Disposals	(127)	(80)	(376)	—	(583)
Effect of hyperinflationary economies	13	92	482	—	587
Effect of translation	(371)	(1,147)	(5,367)	(3,475)	(10,360)
Balance as of December 31, 2023	2,483	5,263	18,524	20,593	46,863
Accumulated depreciation
Balance as of January 1, 2022	(1,770)	(2,135)	(10,460)	(12,225)	(26,590)
Depreciation charge	(408)	(899)	(3,667)	(6,480)	(11,454)
Accumulated depreciation on disposals	3	—	50	—	53
Lease modifications	—	—	—	3,444	3,444
Effect of translation	267	263	1,412	1,480	3,422
Balance as of December 31, 2022	(1,908)	(2,771)	(12,665)	(13,781)	(31,125)
Depreciation charge	(270)	(925)	(3,342)	(5,204)	(9,741)
Accumulated depreciation on disposals	59	44	197	—	300
Lease modifications	—	—	—	3,389	3,389
Effect of hyperinflationary economies	(12)	(6)	(353)	—	(371)
Effect of translation	282	462	3,045	1,257	5,046
Balance as of December 31, 2023	(1,849)	(3,196)	(13,118)	(14,339)	(32,502)
Carrying amount as of December 31, 2022	919	3,431	9,543	14,605	28,498
Carrying amount as of December 31, 2023	634	2,067	5,406	6,254	14,361
Set out below, are the carrying amounts of the Group’s right-of-use assets and lease liabilities and the movements during the period:

In thousands of USD	Right of use assets	Lease Liabilities

As of January 1, 2022	12,451	12,537
Additions	10,391	10,160
Depreciation	(6,480)	—
Interest expense	—	1,710
Lease modifications	543	595
Payments	—	(8,666)
Effect of translation	(2,300)	(2,489)
As of January 1, 2023	14,605	13,847
Additions	1,030	1,057
Depreciation	(5,204)	—
Interest expense	—	1,074
Lease modifications	(1,959)	(2,046)
Payments	—	(6,279)
Effect of translation	(2,218)	(1,578)
As of December 31, 2023	6,254	6,075
During 2023, the Group’s main additions on Right of use assets include new lease contracts for a new warehouse facility in Nigeria. Lease modifications are mainly driven by the early termination of office contracts in Portugal and Egypt and warehouse contracts in Egypt, Algeria and Uganda. These effects are partially offset by the renewal of warehouse contracts in Ivory Coast and Tunisia.
During 2022, the Group's main additions on Right of use assets includes new contracts for offices in Nigeria, Uganda, Egypt and China and warehouse facilities in Kenya, Algeria, Egypt, Ivory Coast and Nigeria.
The Group recognized rent expense from short-term leases of USD 2,035 thousand in the year ended December 31, 2023 (2022: USD 2,708 thousand and 2021: USD 1,740 thousand).
The following are the amounts recognized in profit or loss:

In thousands of USD	2021	2022	2023
Depreciation expense of right-of-use assets	(5,405)	(6,480)	(5,204)
Interest expense on lease liabilities	(1,527)	(1,710)	(1,074)
Expense relating to short-term leases	(1,740)	(2,708)	(2,035)
Total amount recognized in profit or loss	(8,672)	(10,898)	(8,313)
The Group had total cash outflows for leases of USD 6,279 thousand in 2023 (2022: USD 8,666 thousand and 2021: USD 6,615 thousand). The Group also had non-cash additions to right-of-use assets and lease liabilities of USD 1,030 thousand and USD 1,057 thousand in 2023, respectively (2022: USD 10,391 thousand and USD 10,160 thousand, respectively and 2021: USD 3,485 thousand and USD 3,427 thousand, respectively).